Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets
Goodwill
The following are the changes in the carrying value of goodwill:

(Millions of US dollars)	Europe Building Products
Balance - 31 March 2021	$209.3
Foreign exchange impact	(9.8)
Balance - 31 March 2022	$199.5
Foreign exchange impact	(4.6)
Balance - 31 March 2023	$194.9

Intangible Assets
The following are the net carrying amount of indefinite lived intangible assets other than goodwill:

	31 March
(Millions of US dollars)	2023	2022
Tradenames	$112.3	$115.0
Other	7.4	7.4
Total	$119.7	$122.4
The following are the net carrying amount of amortizable intangible assets:

	Year Ended 31 March 2023
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$47.9	$(12.4)	$35.5
Total	$47.9	$(12.4)	$35.5

	Year Ended 31 March 2022
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$52.9	$(12.5)	$40.4
Total	$52.9	$(12.5)	$40.4
The amortization of intangible assets was US$3.8 million, US$3.5 million and US$2.6 million for the fiscal years ended 31 March 2023, 2022 and 2021, respectively.
At 31 March 2023, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2024	$4.3
2025	4.5
2026	4.6
2027	4.9
2028	5.0